UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 426,414	$ 7,392,393	$ 8,628,758	$ 10,006,245
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Dividend income from Trust Account	(1,280,035)	(293,119)
Transaction costs allocated to warrant issuance			757,003
Fair value in excess of sale of private warrants			1,000,000
Change in fair value of derivative liability			(190,208)
Change in fair value of warrant liability		(7,572,000)	(10,808,000)	(8,452,000)
Changes in operating assets and liabilities:
Note Payable - related party	1,250,000
Prepaid expenses and other assets	150,808	131,058	(499,305)	324,281
Due to affiliates	60,000	60,000	227,693	120,000
Accounts payable	271,443	(95,292)	113,695	345,081
Net cash flows provided by (used in) operating activities	878,630	(376,960)	(776,666)	(577,178)
CASH FLOWS FROM INVESTING ACTIVITIES
Withdrawal from Trust Account for redemption of ordinary shares	175,285,891
Cash deposited to Trust Account	(900,000)		(202,000,000)	(1,000,000)
Net cash flows provided by investing activities	174,385,891		(202,000,000)	(1,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of Ordinary shares	(175,285,891)
Proceeds from sale of private units			8,000,000
Sale of Units, net of underwriting discounts paid of $4,000,000			196,000,000
Proceeds from Sponsor loan			0	1,000,000
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000
Payment of offering costs			(577,812)
Net cash flows used in financing activities	(175,285,891)		203,447,188	1,000,000
NET CHANGE IN CASH	(21,370)	(376,960)	670,522	(577,178)
CASH, BEGINNING OF PERIOD	93,344	670,522	0	670,522
CASH, END OF PERIOD	71,974	293,562	670,522	93,344
Supplemental disclosure of noncash activities:
Remeasurement of Class A ordinary shares subject to possible redemption	$ 1,280,035	$ 293,119	25,817,320	$ 3,920,785
Initial classification of warrant liability			19,800,000
Deferred underwriting fee payable			9,000,000
Initial value of over-allotment liability			$ 190,208